Shareholder Report, Holdings (Details) - Preferred Securities and Income SMA Shares	Oct. 31, 2024
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.60%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Wells Fargo & Co., 6.85%, due 12/15/36
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
NextEra Energy Capital Holdings, Inc., 6.75%, due 6/15/54
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Enbridge, Inc., 8.50%, due 1/15/84 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Lloyds Banking Group PLC, 6.75% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Barclays PLC, 8.875% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%